ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2018
ADVANCES TO SUPPLIERS
5. ADVANCES TO SUPPLIERS

Advances to suppliers are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Advance to subscribe tokens	-	14,070,581	2,046,481
Company registration fee	-	1,383,962	201,289
Advertising fee	255,259	255,259	37,126
Financing fee	7,497,988	-	-
Others	349,031	98,240	14,288

	8,102,278	15,808,042	2,299,184

The Group has obtained financing for the early phase development of CrossFire New Mobile Game from the Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2018, the Group had paid
RMB7.5 million (US$1.1 million) as the financing fee of the total funds raised and to be raised amounting to RMB157.5 million (US$22.9 million). According to the agreement, the Group paid the total financing fee of RMB7.5 million upon receipt of the first payment in October 2016 (see Note 17). Due to unforeseen circumstances, the Group is not planning to finance the remaining RMB100.0 million (US$14.5 million) and due to non-recovery of the advance financing fee, the Group has fully impaired the advance financing fee as of December 31, 2018.

On February 6, 2018, the Group entered into an agreement with a third-party company to subscribe a total of 5,297,257 tokens at a consideration of US$2.0 million and the tokens are expected to issue in 2019.